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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02514
ING Variable Funds
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Growth and Income Portfolio
The schedules are not audited.

ING VP Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.3%
		Aerospace/Defense: 1.8%
1,110,800		United Technologies Corp.	$57,583,872

			57,583,872

		Agriculture: 3.2%
1,388,300	L	Altria Group, Inc.	102,331,593

			102,331,593

		Apparel: 0.7%
255,000	L	Nike, Inc.	20,828,400

			20,828,400

		Banks: 5.2%
1,034,700	L	Bank of America Corp.	43,560,870
164,900		City National Corp.	11,557,841
439,400		PNC Financial Services Group, Inc.	25,493,988
769,018		U.S. BanCorp	21,594,025
1,074,400	L	Wells Fargo & Co.	62,927,608

			165,134,332

		Beverages: 1.5%
851,800		PepsiCo, Inc.	48,305,578

			48,305,578

		Biotechnology: 1.0%
386,500	@, L	Amgen, Inc.	30,792,455

			30,792,455

		Building Materials: 1.6%
1,072,150		American Standard Cos., Inc.	49,908,583

			49,908,583

		Chemicals: 1.0%
530,100		Dow Chemical Co.	22,089,267
215,000		E.I. Du Pont de Nemours & Co.	8,421,550

			30,510,817

		Computers: 2.2%
2,120,450	@, L	EMC Corp.	27,438,623
526,600	L	International Business Machines Corp.	42,243,852

			69,682,475

		Cosmetics/Personal Care: 3.8%
1,020,600	L	Avon Products, Inc.	27,556,200
478,800	L	Colgate-Palmolive Co.	25,275,852

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 3.8% (continued)
270,300		Gillette Co.	$15,731,460
904,000	L	Procter & Gamble Co.	53,751,840

			122,315,352

		Distribution/Wholesale: 1.1%
1,080,650	@, L	WESCO Intl., Inc.	36,601,616

			36,601,616

		Diversified Financial Services: 8.9%
641,600	L	Capital One Financial Corp.	51,020,032
2,138,300	L	Citigroup, Inc.	97,335,416
1,481,506	L	Countrywide Financial Corp.	48,860,068
405,900		Goldman Sachs Group, Inc.	49,349,322
222,000		Merrill Lynch & Co., Inc.	13,619,700
408,200		Morgan Stanley	22,018,308

			282,202,846

		Electric: 0.8%
402,400	L	Public Service Enterprise Group, Inc.	25,898,464

			25,898,464

		Electronics: 1.7%
1,793,500	@, L	Jabil Circuit, Inc.	55,455,020

			55,455,020

		Food: 0.7%
699,100		McCormick & Co., Inc.	22,811,633

			22,811,633

		Healthcare — Products: 3.8%
540,700		Baxter Intl., Inc.	21,557,709
1,063,800		Johnson & Johnson	67,317,264
586,700		Medtronic, Inc.	31,458,854

			120,333,827

		Healthcare — Services: 1.7%
609,000	@, L	Health Net, Inc.	28,817,880
589,850	@	Triad Hospitals, Inc.	26,702,510

			55,520,390

		Insurance: 2.5%
374,900	L	American Intl. Group, Inc.	23,228,804
448,929		Lincoln National Corp.	23,353,287
713,300	L	St. Paul Cos.	32,005,771

			78,587,862

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 1.3%
425,200	@, L	eBay, Inc.	$17,518,240
734,900	@, L	Yahoo!, Inc.	24,869,016

			42,387,256

		Investment Companies: 0.7%
166,500	L	Consumer Staples Select Sector SPDR Fund	3,876,120
668,100	L	Materials Select Sector SPDR Fund	18,352,707

			22,228,827

		Leisure Time: 1.0%
755,461	L	Royal Caribbean Cruises Ltd.	32,635,915

			32,635,915

		Lodging: 2.4%
690,200	L	Harrah’s Entertainment, Inc.	44,994,138
1,398,273	L	Hilton Hotels Corp.	31,209,453

			76,203,591

		Media: 4.3%
283,300	@, L	Cablevision Systems Corp.	8,688,811
2,969,600		Time Warner, Inc.	53,779,456
1,273,965	L	Viacom, Inc.	42,053,585
1,311,700	L	Walt Disney Co.	31,651,321

			136,173,173

		Miscellaneous Manufacturing: 5.0%
631,100		Danaher Corp.	33,972,113
2,848,450	L	General Electric Co.	95,907,312
737,200		Roper Industries, Inc.	28,964,588

			158,844,013

		Oil & Gas: 8.6%
1,110,500	L	ENSCO Intl., Inc.	51,738,195
1,681,400	L	Exxon Mobil Corp.	106,836,156
390,100	@	Newfield Exploration Co.	19,153,910
587,100	@, L	Plains Exploration & Production Co.	25,139,622
265,700	@, L	Southwestern Energy Co.	19,502,380
1,110,633		XTO Energy, Inc.	50,333,888

			272,704,151

		Oil & Gas Services: 3.1%
498,600	@	Dresser-Rand Group, Inc.	12,280,518
735,900	L	Halliburton Co.	50,423,868
446,000	L	Schlumberger Ltd.	37,633,480

			100,337,866

		Pharmaceuticals: 6.9%
201,399	@, L	Gilead Sciences, Inc.	9,820,215

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 6.9% (continued)
742,300	@	Medco Health Solutions, Inc.	$40,700,309
3,191,500		Pfizer, Inc.	79,691,755
1,598,900	@@, L	Teva Pharmaceutical Industries Ltd. ADR	53,435,237
767,300		Wyeth	35,502,971

			219,150,487

		Retail: 3.9%
265,000	L	Abercrombie & Fitch Co.	13,210,250
1,255,500	L	Dollar General Corp.	23,025,870
627,500	L	Home Depot, Inc.	23,932,850
659,500	L	Tiffany & Co.	26,228,315
900,300	L	Wal-Mart Stores, Inc.	39,451,146

			125,848,431

		Semiconductors: 4.3%
1,156,000	L	Intel Corp.	28,495,400
1,481,100		Maxim Integrated Products	63,168,915
5,599,318	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,026,394

			137,690,709

		Software: 4.9%
1,079,202	@	Activision, Inc.	22,069,681
636,100		First Data Corp.	25,444,000
1,857,700	L	Microsoft Corp.	47,798,621
4,952,400	@, L	Oracle Corp.	61,360,236

			156,672,538

		Telecommunications: 6.7%
1,069,900		BellSouth Corp.	28,138,370
2,841,437	@, L	Cisco Systems, Inc.	50,946,965
1,393,200	L	Motorola, Inc.	30,775,787
1,342,700		Qualcomm, Inc.	60,085,825
1,780,800	L	Sprint Corp.	42,347,424

			212,294,371

		Total Common Stock
		(Cost $2,734,592,127)	3,067,976,443

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 15.4%
		Repurchase Agreement: 3.8%
$122,504,000	S	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $122,542,691 to be received upon repurchase (Collateralized by $126,167,000 various U.S. Government Agency obligations, 2.700%-5.250%, Market Value plus accrued interest $124,954,504, due 02/23/07-06/26/23).		$122,504,000

		Total Repurchase Agreement
		(Cost $122,504,000)		122,504,000

		Securities Lending Collateralcc, 11.6%
367,891,625		The Bank of New York Institutional Cash Reserves		367,891,625

		Total Securities Lending Collateral
		(Cost $367,891,625)		367,891,625

		Total Short-Term Investments
		(Cost $490,395,625)		490,395,625

		Total Investments in Securities
		(Cost $3,224,987,752)*	111.7%	$3,558,372,068
		Other Assets and Liabilities, Net	(11.7)	(373,769,662)

		Net Assets	100.0%	$3,184,602,406

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2005.
	*	Cost for federal income tax purposes is $3,246,020,986.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$374,803,737
		Gross Unrealized Depreciation		(62,452,655)

		Net Unrealized Appreciation		$312,351,082

Information concerning open futures contracts at September 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain

S&P 500 FUTURE	285	87,943,875	12/15/2005	123,153

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Funds

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005